Noncontrolling Interest	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest

Note 6

Noncontrolling Interest

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2011	2010
Noncontrolling interests in consolidated subsidiaries:
Verizon Wireless	$49,165	$47,557
Wireless partnerships	773	786

	$49,938	$48,343

Wireless Joint Venture

Our Verizon Wireless segment, Cellco Partnership doing business as Verizon Wireless (Verizon Wireless) is a joint venture formed in April 2000 by the combination of the U.S. wireless operations and interests of Verizon and Vodafone. Verizon owns a controlling 55% interest in Verizon Wireless and Vodafone owns the remaining 45%.

In July 2011, the Board of Representatives of Verizon Wireless declared a distribution to its owners, payable on January 31, 2012 in proportion to their partnership interests on that date, in the aggregate amount of $10 billion. As a result, during January 2012, Vodafone Group Plc received a cash payment of $4.5 billion and the remainder of the distribution was received by Verizon.